SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

June 30, 2022 (Unaudited)
Shares		Value
Common Stocks — 94.70%
Communication Services — 2.45%
88,962	Gray Television, Inc.	$1,502,568

Consumer Discretionary — 14.48%
77,667	Delta Apparel, Inc.*	2,203,413
140,510	Destination XL Group, Inc.*	476,329
33,400	G-III Apparel Group Ltd.*	675,682
28,253	Lakeland Industries, Inc.*	433,966
25,380	Lazydays Holdings, Inc.*	298,976
22,664	Malibu Boats, Inc., Class A*	1,194,619
56,900	ONE Group Hospitality, Inc. (The)*	419,353
7,700	Oxford Industries, Inc.	683,298
24,313	Patrick Industries, Inc.	1,260,386
42,960	Ruth’s Hospitality Group, Inc.	698,530
76,950	Tilly’s, Inc., Class A	540,189
		8,884,741
Consumer Staples — 3.75%
8,280	John B Sanfilippo & Son, Inc.	600,217
16,970	MGP Ingredients, Inc.	1,698,527
		2,298,744
Energy — 5.64%
112,200	Magnolia Oil & Gas Corp., Class A	2,355,078
71,040	Par Pacific Holdings, Inc.*	1,107,514
		3,462,592
Financials — 18.86%
32,940	Allegiance Bancshares, Inc.	1,243,814
10,400	Amerisafe, Inc.	540,904
33,000	Capstar Financial Holdings, Inc.	647,460
95,798	Compass Diversified Holdings	2,051,993
21,870	First Bancorp/Southern Pines, NC	763,263
21,150	German American Bancorp, Inc.	722,907
40,466	Mercantile Bank Corp.	1,292,889
23,130	Northrim BanCorp, Inc.	931,214
18,080	Preferred Bank/Los Angeles, CA	1,229,802
14,000	Southern First Bancshares, Inc.*	610,260
17,510	Stock Yards Bancorp, Inc.	1,047,448
7,820	Triumph Bancorp, Inc.*	489,219
		11,571,173
Health Care — 9.42%
18,200	Apollo Medical Holdings, Inc.*	702,338
34,310	Inotiv, Inc.*	329,376
43,640	Lantheus Holdings, Inc.*	2,881,549

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
20,330	Surmodics, Inc.*	$756,886
13,910	UFP Technologies, Inc.*	1,106,819
		5,776,968
Industrials — 25.31%
280,210	ACCO Brands Corp.	1,829,771
25,345	Allied Motion Technologies, Inc.	578,880
11,530	Barrett Business Services, Inc.	840,191
9,448	Casella Waste Systems, Inc., Class A*	686,681
35,580	CBIZ, Inc.*	1,421,777
72,042	Columbus McKinnon Corp.	2,043,832
60,588	Ducommun, Inc.*	2,607,707
29,826	Greenbrier Cos., Inc. (The)	1,073,438
55,433	Insteel Industries, Inc.	1,866,429
17,680	Northwest Pipe Co.*	529,339
11,173	NV5 Global, Inc.*	1,304,336
5,200	Standex International Corp.	440,856
11,099	Willdan Group, Inc.*	306,110
		15,529,347
Information Technology — 9.17%
120,830	AXT, Inc.*	708,064
34,710	Cohu, Inc.*	963,203
19,300	Model N, Inc.*	493,694
46,600	Napco Security Technologies, Inc.*	959,494
4,483	Novanta, Inc.*	543,653
11,862	PC Connection, Inc.	522,521
38,126	Sapiens International Corp. NV	922,268
17,515	Vishay Precision Group, Inc.*	510,212
		5,623,109
Materials — 2.86%
64,979	FutureFuel Corp.	473,047
27,737	Koppers Holdings, Inc.	627,966
8,900	Materion Corp.	656,197
		1,757,210
Real Estate — 1.94%
70,350	Braemar Hotels & Resorts, Inc., REIT	301,802
9,700	Community Healthcare Trust, Inc., REIT	351,237
30,470	UMH Properties, Inc., REIT	538,100
		1,191,139
Utilities — 0.82%
8,510	Unitil Corp.	499,707

Total Common Stocks		58,097,298
(Cost $38,759,505)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

June 30, 2022 (Unaudited)
Shares		Value
Exchange Traded Funds — 1.79%
4,600	iShares Biotechnology ETF	$541,098
7,500	SPDR S&P Biotech ETF	557,025

Total Exchange Traded Funds		1,098,123
(Cost $1,289,980)

Investment Company — 3.65%
2,236,861	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,236,861

Total Investment Company		2,236,861
(Cost $2,236,861)

Total Investments		$61,432,282
(Cost $42,286,346) — 100.14%
Liabilities in excess of other assets — (0.14)%		(83,528)
NET ASSETS — 100.00%		$61,348,754

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3